SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Additional information (Details)	12 Months Ended
	Oct. 31, 2022 USD ($)	Oct. 31, 2021 USD ($)	Oct. 31, 2020 USD ($)
Cash and Cash Equivalents
Cash equivalents	$ 0	$ 0
Employee Benefits
Employee benefit costs	146,431	166,242	$ 104,750
Selling and Marketing Expenses
Selling and marketing costs	1,764,909	2,517,497	1,558,209
Advertising Costs
Advertising Costs	837,807	2,466,239	$ 1,117,918
Income Taxes.
Interest and penalties related to significant uncertain tax positions	$ 0	$ 0
Foreign Currency Translation
Closing translation rates	7.3029	6.4057
Average translation rates	6.6166	6.4831	6.9747